Cover	36 Months Ended
Nov. 03, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Registrant Name	Knife River Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	1-41642
Entity Tax Identification Number	92-1008893
Entity Address, Address Line One	1150 West Century Avenue
Entity Address, Address Line Two	P.O. Box 5568
Entity Address, City or Town	Bismarck
Entity Address, State or Province	ND
Entity Address, Postal Zip Code	58506-5568
City Area Code	701
Local Phone Number	530-1400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	KNF
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Central Index Key	0001955520
Amendment Flag	false